  SELECT DIMENSIONS VARIABLE ANNUITY
  HARTFORD LIFE INSURANCE COMPANY
  SUPPLEMENT DATED AUGUST 30, 1999 TO THE
  PROSPECTUS DATED MAY 3, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Effective September 7, 1999, two additional investment options will be available within the Select Dimensions variable annuity. The third paragraph of the first page of the prospectus should include the following Sub-Accounts and the underlying investments for that Sub-Account:

- The Fixed Income Sub-Account which purchases shares of Fixed Income Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.;

- The Emerging Markets Equity Sub-Account which purchases shares of Emerging Markets Equity Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.

The tables and accompanying footnotes under the section entitled "Fee Table -- Summary" should be deleted and replaced with the following language:

                         Annual Fund Operating Expenses
                    (As a percentage of average net assets)

                                                                                   TOTAL FUND
                                                   MANAGEMENT FEES                  OPERATING
                                                      INCLUDING       OTHER         EXPENSES
                                                       WAIVERS       EXPENSES   INCLUDING WAIVERS
 ------------------------------------------------------------------------------------------------
 MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS
   INVESTMENT SERIES:
 Money Market Portfolio                                 0.500%        0.050%          0.550%
 ------------------------------------------------------------------------------------------------
 North American Government Securities Portfolio         0.650%        0.500%          1.150%
 ------------------------------------------------------------------------------------------------
 Diversified Income Portfolio                           0.400%        0.090%          0.490%
 ------------------------------------------------------------------------------------------------
 Balanced Growth Portfolio                              0.620%        0.090%          0.710%
 ------------------------------------------------------------------------------------------------
 Utilities Portfolio                                    0.650%        0.060%          0.710%
 ------------------------------------------------------------------------------------------------
 Dividend Growth Portfolio                              0.600%        0.030%          0.630%
 ------------------------------------------------------------------------------------------------
 Value-Added Market Portfolio                           0.500%        0.050%          0.550%
 ------------------------------------------------------------------------------------------------
 Growth Portfolio                                       0.810%        0.250%          1.060%
 ------------------------------------------------------------------------------------------------
 American Value Portfolio                               0.620%        0.040%          0.660%
 ------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio (1)                           0.750%        0.230%          0.980%
 ------------------------------------------------------------------------------------------------
 Global Equity Portfolio                                1.000%        0.100%          1.100%
 ------------------------------------------------------------------------------------------------
 Developing Growth Portfolio                            0.500%        0.090%          0.590%
 ------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio                             1.250%        0.480%          1.730%
 ------------------------------------------------------------------------------------------------
 MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS,
   INC.:
 High Yield Portfolio (2)                               0.150%        0.650%          0.800%
 ------------------------------------------------------------------------------------------------
 Mid-Cap Value Portfolio (2)                            0.230%        0.820%          1.050%
 ------------------------------------------------------------------------------------------------
 Emerging Markets Debt Portfolio (2)                    0.270%        1.250%          1.520%
 ------------------------------------------------------------------------------------------------
 Emerging Markets Equity Portfolio (2)                  0.000%        1.750%          1.750%
 ------------------------------------------------------------------------------------------------
 Fixed Income Portfolio (2)                             0.060%        0.640%          0.700%
 ------------------------------------------------------------------------------------------------
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Strategic Stock Portfolio (3)                          0.000%        0.650%          0.650%
 ------------------------------------------------------------------------------------------------
 Enterprise Portfolio (3)                               0.460%        0.140%          0.600%
 ------------------------------------------------------------------------------------------------

(1) With respect to the Mid-Cap Growth Portfolio, the expense information shown in the table above has been restated to reflect the current fees. Prior to April 30, 1999, the investment adviser, Morgan Stanley Dean Witter Advisors Inc., assumed all expenses of the Portfolio and waived the compensation provided for the Portfolio in its management agreement with the Fund.

(2) With respect to the High Yield, Mid-Cap Value, Fixed Income, Emerging Markets Equity, and Emerging Markets Debt Portfolios, the investment advisers have voluntarily agreed to waive their investment advisory fees and to reimburse the Portfolios for certain other expenses. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                      TOTAL FUND
                                                            OTHER     OPERATING
    PORTFOLIO                            MANAGEMENT FEES   EXPENSES    EXPENSES
    ----------------------------------------------------------------------------
    High Yield                                0.500%        0.650%      1.150%
    ----------------------------------------------------------------------------
    Mid-Cap Value                             0.750%        0.820%      1.570%
    ----------------------------------------------------------------------------
    Fixed Income                              0.400%        0.640%      1.040%
    ----------------------------------------------------------------------------
    Emerging Markets Equity                   1.250%        2.200%      3.450%
    ----------------------------------------------------------------------------
    Emerging Markets Debt                     0.800%        1.250%      2.050%
    ----------------------------------------------------------------------------

(3) With respect to the Strategic Stock Portfolio and the Enterprise Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Absent such reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would have been as follows:

                                                                      TOTAL FUND
                                                            OTHER     OPERATING
    PORTFOLIO                            MANAGEMENT FEES   EXPENSES    EXPENSES
    ----------------------------------------------------------------------------
    Strategic Stock                           0.500%        2.090%      2.590%
    ----------------------------------------------------------------------------
    Enterprise                                0.500%        0.170%      0.670%
    ----------------------------------------------------------------------------

The following should be added to the first Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS
ELECTED:

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Fixed Income                     97     159     214      370       34     104     177      369       34     105     178      370
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity          87     127     161      267       23      72     124      266       24      73     125      267
 ---------------------------------------------------------------------------------------------------------------------------------

The following should be added to the second Example following the Annual Fund Operating Expenses:

THE FOLLOWING TABLE ASSUMES THE OPTIONAL INTEREST ACCUMULATION DEATH BENEFIT WAS
ELECTED:

                               If you surrender your Contract    If you annuitize your Contract    If you do not surrender your
                               at the end of the applicable      at the end of the applicable      Contract, you would pay the
                               time period you would pay the     time period you would pay the     following expenses on a $1,000
                               following expenses on a $1,000    following expenses on a $1,000    investment, assuming a 5%
                               investment, assuming a 5%         investment, assuming a 5%         annual return on assets:
                               annual return on assets:          annual return on assets:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
 ---------------------------------------------------------------------------------------------------------------------------------
 Fixed Income                     96     154     206      356       32     100     170      355       33     100     170      356
 ---------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Equity          85     122     153      251       22      68     116      251       22      68     117      251
 ---------------------------------------------------------------------------------------------------------------------------------

The first paragraph under the section entitled "ACCUMULATION UNIT VALUES" should be deleted and replaced with the following paragraph:

  The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The Fixed Income Sub-Account and the Emerging Markets Equity Sub-Accounts are new Sub-Accounts and are not shown below.

The following Fixed Income Portfolio and Emerging Markets Equity investment objective should be added after the Emerging Markets Debt Portfolio in the Section entitled "The Portfolios -- Morgan Stanley Dean Witter Universal Funds, Inc.":

  FIXED INCOME PORTFOLIO

  Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

  EMERGING MARKETS EQUITY PORTFOLIO

  Seeks long-term capital appreciation by investing primarily in equity securities of issuers in emerging market countries.

The first paragraph after the Enterprise Portfolio investment objective should include the Fixed Income Portfolio and the Emerging Markets Equity Portfolio.

The following should be inserted as the last sentence of the first paragraph of the section entitled "Portfolios":

  Effective September 7, 1999, the following portfolios will be closed to new investments or transfers of existing monies:

  NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO
  THE EMERGING MARKETS PORTFOLIO

HV-2403